Stockholders' Equity (Details Narrative) - USD ($)						1 Months Ended				3 Months Ended			11 Months Ended		12 Months Ended
	Apr. 14, 2016	Mar. 10, 2016	Jun. 10, 2015	May 22, 2015	Jun. 14, 2014	Mar. 31, 2016	Dec. 31, 2015	Jun. 10, 2015	May 31, 2015	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	May 22, 2015	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Apr. 15, 2015
Common stock, par value (in dollars per share)						$ 0.001				$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized						300,000,000				300,000,000	300,000,000			300,000,000	300,000,000	300,000,000	300,000,000
Preferred stock, par value (in dollars per share)						$ 0.001				$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized						10,000,000				10,000,000	10,000,000			10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, issued						0				0	0			0	0	0	0
Preferred stock, outstanding						0				0	0			0	0	0	0
Recapitalization															3,000,005
Common stock, outstanding						13,615,440				15,828,981	15,375,981			5,493,200	15,375,981	13,615,440	12,469,084
Number of shares granted										330,000					290,000
Allocated stock based compensation expense										$ 360,684	$ 265,861				$ 414,597	$ 148,736
Common stock, issued						13,615,440				15,828,981	15,375,981			5,493,200	15,375,981	13,615,440	12,469,084
Stcko based compensation										$ 704,220	$ 435,642	65,725		$ 6,219	$ 849,625	$ 639,644	$ 231,909
2014 Stock Incentive Plan [Member]
Number of stock authorized					1,950
Maximum number of shares available for grant				8,102									8,102
Description of vesting

The typical vesting schedule provided that 25% of the shares subject to the award would vest on the first year anniversary of the date of grant, and 1/48th of the total number of shares awarded would vest on a monthly basis thereafter.

2015 Stock Incentive Plan [Member]
Grant date fair value of common shares issued upon services											107,600				107,600
Allocated stock based compensation expense														0	28,008	24,028	2,984
Unrecognized stock based compensation expense											80,732				80,732
Number of stock authorized				1,200,000									1,200,000
Maximum number of shares available for grant				600,000									600,000
Expiration period				7 years
Total intrinsic value of options exercisable											430,400				$ 430,400
Unrecognized stock based compensation expense amortized period															2 years 10 months 20 days
Stcko based compensation											6,964			0	$ 28,008	24,028	2,984
Stock Incentive Plan [Member]
Grant date fair value of common shares issued upon services										111,200
Unrecognized stock based compensation expense										73,692
Total intrinsic value of options exercisable										$ 444,800
Unrecognized stock based compensation expense amortized period										2 years 7 months 20 days
Stcko based compensation										$ 7,040		7,040
Private placement offering (the "March 2015 Offering") [Member]
Number of common stock issued upon transaction			261,000	3,101,104				3,362,104
Purchase price (in dollars per share)				$ 1.50									$ 1.50
Gross proceeds from offering								$ 5,043,206
Private placement offering (the "March 2016 Offering") [Member]
Number of common stock issued upon transaction		494,125
Purchase price (in dollars per share)		$ 1.60
Gross proceeds from offering		$ 790,600
Private Placement Offering (the "April 2016 Offering") [Member]
Number of common shares issued upon services															4,690
Number of common stock issued upon transaction	1,741,185
Purchase price (in dollars per share)	$ 1.60
Gross proceeds from offering	$ 2,785,896
Four Non Employee Directors [Member] | 2015 Stock Incentive Plan [Member]
Number of shares granted									160,000
Restricted Stock [Member]
Grant date fair value of common shares issued upon services										$ 5,166,961	3,248,413				$ 3,248,413
Number of shares granted										1,814,055					1,361,055
Allocated stock based compensation expense											428,678			$ 6,219	$ 821,617	$ 465,616	$ 78,925
Restricted Stock [Member] | 2015 Stock Incentive Plan [Member]
Number of shares granted															463,841
Unrecognized stock based compensation expense											2,347,898				$ 2,347,898
Description of vesting

The Company has the right to repurchase some or all of such shares upon termination of the individual’s service with the Company, whether voluntary or involuntary, for 60 months from the date of termination (“repurchase option”).

Restricted Stock [Member] | Stock Incentive Plan [Member]
Number of shares granted										1,307,836
Allocated stock based compensation expense										$ 697,180		$ 58,685
Unrecognized stock based compensation expense										$ 3,553,091
Description of vesting

The Company has the right to repurchase some or all of such shares upon termination of the individual’s service with the Company, whether voluntary or involuntary, for 60 months from the date of termination (“repurchase option”).

Restricted Stock [Member] | Investor Relations Agreement [Member] | Two Consultants [Member]
Grant date fair value of common shares issued upon services											963,700				$ 963,700
Number of shares granted							230,000
Agreement term							1 year
Unrecognized stock based compensation expense											757,492				757,492
Restricted Stock [Member] | Investor Relations Restated Agreement [Member] | Two Consultants [Member]
Grant date fair value of common shares issued upon services											251,400				251,400
Number of shares granted						60,000
Agreement term						1 year
Unrecognized stock based compensation expense											$ 179,614				$ 179,614
Employee Stock Option [Member] | 2015 Stock Incentive Plan [Member]
Expiration period				5 years
Percentage of awards grant under the plan				10.00%
Professional Services Provider [Member]
Number of common shares issued upon services				100,000
Grant date fair value of common shares issued upon services				$ 150,000									$ 150,000
Akoustis, Inc. [Member]
Preferred stock, issued				5,300									5,300
Preferred stock, outstanding				5,300									5,300
Number of common shares issued upon merger				5,500,006
Number of common stock cancelled				9,854,019
Common stock, outstanding				11,671									11,671
Common stock, issued				11,671									11,671
Number of common share issued against per outstanding share upon merger				$ 324.082
Akoustis, Inc. [Member] | Restricted Stock [Member] | Employees And Contractors [Member] | 2014 Stock Incentive Plan [Member]
Number of shares granted													1,925
Number of common share issued against per outstanding share upon merger													$ 324.082
Previously Reported [Member]
Number of additional shares authorized																		75,000,000
Restatement Adjustment [Member]
Number of additional shares authorized																		310,000,000
Common stock, par value (in dollars per share)																		$ 0.001
Common stock, authorized																		300,000,000
Preferred stock, par value (in dollars per share)																		$ 0.001
Preferred stock, authorized																		10,000,000
Preferred stock, issued						0					0			0	0	0	0
Preferred stock, outstanding						0					0			0	0	0	0